Consolidated statement of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net income (loss)		€ (83,913)		€ (175,655)		€ 215,510
Income tax expense		3,320		21,698		21,470
Depreciation and amortization		92,979		83,196		70,399
Impairment of intangible assets		5,011				683
Equity settled share based payment transaction		9,630		9,919		7,805
Financial income and expenses		2,475		13,536		14,363
Share of loss (profit) and reevaluation of at-equity investments		20,752		15,098		28,433
Gain (loss) on investment in financial instruments reevaluation		9,143		172,159		(223,791)
Transactions costs and income related to acquisitions				(4,908)
Other non-cash items		(114)		(16,017)		4,384
Changes in net working capital		(9,944)		105,285		(18,686)
Income taxes paid		(12,902)		(18,500)		6,028
Net cash from operating activities		36,439		205,811		126,599
Cash flows from investing activities
Interest received	[1]	10,365		3,026		1,061
Acquisition of property, plant and equipment		(213,321)		(181,354)		(118,943)
Proceeds from sale of property, plant and equipment		530
Acquisition and / or capitalization of intangible assets and development		(2,677)
Acquisition of subsidiaries net of cash acquired		2,088		(20,859)		(410)
Acquisition of investments in associated companies, other long-term investments and convertibles		(23,644)		(62,959)		(28,056)
Proceeds from divestment/sale of investments in associated companies, other long-term investments and convertibles		1,396
Acquisition of short-term investments		(48,391)		(355,817)		(123,696)
Proceeds from sale of short-term investments		260,363		205,166		27,250
Net cash used in investing activities		(13,291)		(412,797)		(242,794)
Cash flows from financing activities
Interest paid	[1]	(12,853)		(5,731)		(5,423)
Proceeds from capital increase				355		403,126
Proceeds from issue of loans and borrowings		219,923				30,791
Proceeds from issue of treasury shares		219		344		1,196
Repayments of loans and borrowings		(112,880)		(34,067)		(16,018)
Payment of lease liabilities		(22,446)		(19,046)		(20,665)
Net cash from financing activities		71,963		(58,145)		393,007
Net increase (decrease) in cash equivalents		95,110		(265,131)		276,812
Cash and cash equivalents at January 1		415,155	[2]	699,326	[2]	422,580
Effect of movements in exchange rates on cash held		644		(19,040)		(66)
Cash and cash equivalents at December 31	[2]	€ 510,909		€ 415,155		€ 699,326

[1]	Interest received and interest paid have been reallocated from the operating cash flow to the investing cash flow and the financing cash flow, respectively. Hence, the previous year figures deviate from the figures published in the annual report 2022. The change was made to provide a clearer picture of the financial position.
[2]	incl. € 11,819k of restricted cash